Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements
Schedule of fair value of assets measured on recurring basis

		Fair value measurements at reporting date using
		Quoted prices in
	Total fair value	active market	Significant other	Significant
	and carrying value	for identical	observable	unobservable
	on balance sheet	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2013
Cash equivalents	232,458	—	232,458	—
Short-term deposits	336,299	—	336,299	—
Available-for-sale securities	5,233	—	5,233	—
As of December 31, 2014
Cash equivalents	196,810	—	196,810	—
Short-term deposits	239,466	—	239,466	—
Available-for-sale securities	15,715	—	15,715	—